Financial instruments and fair value disclosures	12 Months Ended
Sep. 30, 2022
Financial instruments and fair value disclosures
Financial instruments and fair value disclosures

25.    Financial instruments and fair value disclosures

Capital management

The Group’s policy is to maintain a strong balance sheet for the business and to have an appropriate funding structure. Shareholders’ equity and long-term debt are used to finance assets under construction. The Group is not subject to any externally imposed capital requirements.

Financial assets and financial liabilities

Categories of financial assets and financial liabilities are as follows:

Financial assets at amortised cost

	Carrying value	Fair value
$'000	30 September 2022	30 September 2022
Cash and cash equivalents	48,966	48,966
Trade and other receivables	6,899	6,899
	55,865	55,865

	Carrying value	Fair value
$'000	30 September 2021	30 September 2021
Cash and cash equivalents	86,966	86,966
Trade and other receivables	57	57
	87,023	87,023

	Carrying value	Fair value
$'000	30 September 2020	30 September 2020
Cash and cash equivalents	195	195
Trade and other receivables	216	216
	411	411

The Directors consider the carrying amounts of financial assets and financial liabilities recorded at amortised costs in the consolidated financial statements to approximate their fair value.

Financial liabilities at amortised cost

	Carrying value	Fair value
$'000	30 September 2022	30 September 2022
Trade and other payables	22,655	22,655
Lease liabilities	7,834	7,834
	30,489	30,489

	Carrying value	Fair value
$'000	30 September 2021	30 September 2021
Trade and other payables	16,659	16,659
	16,659	16,659

	Carrying value	Fair value
$'000	30 September 2020	30 September 2020
Trade and other payables	2,054	2,054
Bridging finance	1,034	1,034
Convertible loans	4,426	4,426
	7,514	7,514

The Directors consider the carrying amounts of financial assets and financial liabilities recorded at amortised costs in the financial statements to approximate their fair value.

Financial liabilities at fair value through profit or loss

IFRS 13 Fair Value prescribes a fair value hierarchy made up of 3 levels of inputs based on the reliability of the underlying data used in establishing the fair value. The fair value of public warrants is determined using level 2 inputs. Level 2 of the hierarchy includes instruments that are not traded in an active market and is determined using valuation techniques which maximise the use of observable market data and rely as little as possible on entity-specific estimates. Private warrants are classified as a level 3 financial instrument. The fair value is determined using the fair value of the public warrants, adjusted for a lack of marketability discount of 7.5% because these warrants may only be transferred to a specified group of permitted transferees, therefore limiting the depth of the market

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2022	2022	2022
Warrant liability	10,644	5,756	4,888
	10,644	5,756	4,888

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2021	2021	2021
Warrant liability	128,038	75,900	52,139
	128,038	75,900	52,139

Market risk

It is, and has been throughout the period under review, the Group’s policy not to use or trade in derivative financial instruments. The Group’s financial instruments comprise its cash and cash equivalents and various items such as trade debtors and creditors that arise directly from its operations. The main purpose of the financial assets and liabilities is to provide finance for the Group’s operations in the period.

Interest rate risk management

The Group would be exposed to interest rate risk if the Group borrows funds, when required, at variable interest rates. There is currently no exposure to interest rate risk.

Credit risk

Credit risk is the risk of financial loss where counterparties are not able to meet their obligations. Group policy is that surplus cash, when not used to repay borrowings, is placed on deposit with the Group’s main relationship banks and with other banks or money market funds based on a minimum credit rating of A3/A-   and maximum exposure.

There is no significant concentration of risk to any single counterparty.

Management consider that the credit quality of the various receivables is good in respect of the amounts outstanding and therefore credit risk is considered to be low. There is no significant concentration of risk.

The carrying amount of financial assets, as detailed above, represents the Group’s maximum exposure to credit risk at the reporting date assuming that any security held has no value.

Having considered the Group’s exposure to bad debts and the probability of default by customers, no expected credit losses have been recognised in accordance with IFRS 9.

Foreign Exchange risk

The Group operates internationally and is exposed to  foreign exchange risk arising from various currency exposures, primarily with respect to Sterling (“£”) and Euro (“€”). The Group holds Sterling, US Dollar and Euro bank accounts in order to limit its exposure.

The Group is also exposed to foreign exchange risk to the extent that its ultimate parent entity has a US dollar functional currency. This is limited to the parent consolidated accounts.

The table below summarises the FX exposure on the net monetary position of each group entity against its respective functional currency, expressed in the group’s presentation currency.

Year ended 30/09/2022	£'000
Parent	—
UK subsidiary	73,889
Total	73,889

The reasonable shifts in exchange rates below are based on historic volatility.

If the $/£ rates moved by +/- 10.41% then the effect on profit would be as follows:

Year ended 30/09/2022	$'000
Reasonable shift	10.41%
Total effect on Loss of +ve movements	7,694
Total effect on Loss of -ve movements	(7,694)

Liquidity risk

Liquidity risk is the risk that the Group does not have sufficient financial resources available to meet its obligations as they fall due. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows, matching the expected cash flow timings of financial assets and liabilities with the use of cash and cash equivalents, borrowings, overdrafts and committed revolving credit facilities with a minimum of 12 months to maturity.

Future borrowing requirements are forecast on a monthly basis and funding headroom is maintained above forecast peak requirements to meet unforeseen events.

The maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Group can be required to pay financial liabilities on an undiscounted basis, is as follows:

	Trade and	Deferred	Lease
2022	other	government	Liabilities
$'000	payables	grants		Total
On demand	—	—	—	—
Within one year	22,655	—	1,154	23,809
More than one year but less than two years	—	—	1,760	1,760
More than two year but less than five years	—	4,183	3,767	7,950
More than five years	—	—	—	—
	22,655	4,183	6,681	33,519

	Trade and	Deferred
2021	other	government		Convertible
$'000	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	17,069	—	—	—	17,069
More than one year but less than two years	—	—	—	—	—
More than two year but less than five years	—	2,459	—	—	2,459
More than five years	—	—	—	—	—
	17,069	2,459	—	—	19,528

	Trade and	Deferred
2020	other	government		Convertible
$'000	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	2,386	—	1,034	4,426	7,846
More than one year but less than two years	—	—	—	—	—
More than two year but less than five years	—	534	—	—	534
More than five years	—	—	—	—	—
	2,386	534	1,034	4,426	8,380